Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 014
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

ACME BRICK COMPANY 401(k) RETIREMENT & SAVINGS PLAN

EIN: 75-2864968 Plan Number: 014

Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

December 31, 2025

(a)	(b)	(c)	(e)
	Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Current Value
*	Berkshire Hathaway Common Stock Class B	Common Stock	$23,462,659
	Fidelity 500 Index Fund	Mutual Fund	19,963,645
	Large Cap Growth Fund III Class R1	Collective Investment Trust	15,451,691
	Touchstone Large Cap Focused Fund Class A	Mutual Fund	9,811,525
	Core Plus Bond Fund Class R1	Collective Investment Trust	9,585,206
	Vanguard Small Cap Index Fund Institutional Shares	Mutual Fund	8,128,215
	MFS International Diversification Fund Class R4	Mutual Fund	7,911,168
	Putnam Stable Value Fund Class 20	Common/Collective Trust Fund	7,673,691
	Victory Sycamore Established Value Fund Class I	Mutual Fund	7,306,043
	Fidelity US Bond Index Fund	Mutual Fund	6,964,327
	Fidelity International Bond Index Institutional Fund	Mutual Fund	5,012,355
	Vanguard Federal Money Market Fund Investor Class	Money Market Fund	4,799,363
	Carillon Eagle Mid Cap Growth Fund Class I	Mutual Fund	4,096,754
	Vanguard Value Index Fund Admiral Class	Mutual Fund	3,405,768
	Vanguard 2035 Target Retirement Investor Class	Mutual Fund	1,784,863
	Vanguard 2055 Target Retirement Investor Class	Mutual Fund	1,704,396
	Vanguard 2030 Target Retirement Investor Class	Mutual Fund	1,319,202
	Vanguard 2050 Target Retirement Investor Class	Mutual Fund	1,230,377
	Vanguard 2060 Target Retirement Investor Class	Mutual Fund	964,922
	Vanguard 2045 Target Retirement Investor Class	Mutual Fund	950,096
	Vanguard 2040 Target Retirement Investor Class	Mutual Fund	850,507
	Vanguard 2025 Target Retirement Investor Class	Mutual Fund	792,452
*	Merrill Lynch Bank Deposit Program	Cash	764,593
	Vanguard 2065 Target Retirement Investor Class	Mutual Fund	619,289
	Vanguard Target Income Retirement Investor Class	Mutual Fund	206,444
	Vanguard 2070 Target Retirement Investor Class	Mutual Fund	164,264
	Vanguard 2020 Target Retirement Investor Class	Mutual Fund	73,045
*	Notes Receivable from Participants	Interest rates range from 5.25% to 10.50%, due through 2038.	1,412,026
			$146,408,886

* Denotes an investment issued or managed by an entity known to be a party-in-interest to the Plan, as defined by ERISA.

Column (d) cost information omitted for participant-directed investments.